Investment Securities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Transfer to retained earnings from disposal of equity instruments at fair value through other reserves	¥ 34,886	¥ 39,750